Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 47,724	₱ 56,653
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	36,391	47,223
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,657	14,425
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	65,381	71,078
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,195	42,312
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,196	4,911
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,333	9,430
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,657	14,425
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	64,264	70,137
Costs [Member] | Financial assets at amortised cost, category [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31,494
Costs [Member] | Financial assets at amortised cost, category [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,954
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	595	596
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	595
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,069	4,285
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,800
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,177	25,211
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,907
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	270
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	122	129
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	122
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	19,894	17,216
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,083
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	266
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,934	15,151
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,341
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,390
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,250	1,058
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	90
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	529
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	188	296
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	92
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,035	6,195
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	555
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,406
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		41,708
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		4,748
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		596
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,694
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Other Financial Assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		24,909
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		302
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		129
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7,782
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		458
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,959
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,543
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		289
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		210
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		111
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		30
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		239
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,204
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,333	9,430
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,847	2,087
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,257	4,550
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	507	425
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	94	154
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,628	2,214
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,483	14,251
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	268	590
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,698	6,889
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,946	5,099
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	124	134
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	1
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,446	1,538
Costs [Member] | financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,117	941
Costs [Member] | financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	701
Costs [Member] | financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	242
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	96	81
Costs [Member] | financial assets at FVPL [Member] | Long Term Foreign Currency Options | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	96
Costs [Member] | financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	443	428
Costs [Member] | financial assets at FVPL [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	269
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	578	432
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	336
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	242
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		604
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		163
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Long Term Foreign Currency Options | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		81
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		254
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Financial Assets at FVPL | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		269
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Financial Assets at FVPL | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		163
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	174	174
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 174	₱ 174